Related party transactions	9 Months Ended
Sep. 30, 2025
Related Party [Abstract]
Related party transactions	Related party transactions
14.1.    Related party
Our related party transactions comprise of expenses for use of intellectual property, borrowings, and sublease. We may also incur other expenses with related parties in the ordinary course of business, which are included in the condensed consolidated interim financial statements. The related party is as follows:

Relationship	Company name
Controlling shareholder	DoubleU Games Co., Ltd
14.2.    Transactions with related party
The following is a summary of expenses charged by DoubleU Games (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Royalty expense	$346	$564	$1,200	$1,805
Other expense	1,455	1,339	$4,872	$3,658
14.3    Account balances with related party
Amounts due to DoubleU Games are as follows (in thousands):

	September 30, 2025	December 31, 2024
Accounts payable and accrued expenses	$1,495	$1,958
Other receivables	6	3
14.4.    Borrowing transaction with related party
Borrowing transaction details to DoubleU Games are as follows (in thousands):

	September 30, 2025	December 31, 2024
4.6% Senior notes with related party	$35,658	$34,014
Accrued interest on 4.6% Senior Notes with related party	2,208	936

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Interest expense	$419	$425	$1,218	$1,268
14.5.    Lease transactions with related party
Lease transaction details to DoubleU Games are as follows (in thousands):

	September 30, 2025	December 31, 2024
Right-of-use assets	$1,877	$2,238
Lease liabilities	1,998	2,335

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Payments	$177	$268	$520	$904
Interest expenses	24	63	$74	$219